Non-financial assets and liabilities (Details) - Schedule of Employee Benefit Obligations - USD ($)		Jun. 30, 2023		Jun. 30, 2022
Non-financial assets and liabilities (Details) - Schedule of Employee Benefit Obligations [Line Items]
Leave obligations		$ 239,210	[1]	$ 211,812
Performance bonus		52,080
Total		291,290		211,812
Current [member]
Non-financial assets and liabilities (Details) - Schedule of Employee Benefit Obligations [Line Items]
Leave obligations	[1]	237,328		211,776
Performance bonus		52,080
Total		289,408		211,776
Non- current [Member]
Non-financial assets and liabilities (Details) - Schedule of Employee Benefit Obligations [Line Items]
Leave obligations	[1]	1,882		36
Performance bonus
Total		$ 1,882		$ 36

[1]	Leave obligations The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of $237,328 (2022: $211,776) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.